Goodwood SMID Cap Discovery Fund
Goodwood SMID Long/Short Fund
INVESTMENT OBJECTIVE
The investment objective of the Goodwood SMID Long/Short Fund (the "Fund") is to seek capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goodwood SMID Long/Short Fund	Advisor Class	Institutional Class
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 60 days of the issuance of such shares)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goodwood SMID Long/Short Fund		Advisor Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.55%	1.55%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		3.07%	2.82%
Fee Waiver and/or Expense Limitation	[2],[3]	1.10%	1.10%
Net Annual Fund Operating Expenses		1.97%	1.72%
[1]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	During the past fiscal year, the Fund's administrator had entered into a Fund Accounting and Administration Agreement (the "Agreement") with the Fund that was terminated on May 31, 2016. Under that Agreement, the Fund's administrator received payments at a maximum annual rate of 0.45%. In conjunction with the that Agreement, the Advisor had entered into an Operating Plan with the Fund's administrator, which was also terminated on May 31, 2016, under which it had agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets were below $39 million; (ii) if these payments were less than a designated minimum, then the Advisor paid a fee that made up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under the Agreement. After May 31, 2016, the Fund is now covered under an Expense Limitation Agreement, as described below, in footnote 3. Both of these measures were and are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund's annual operating expenses (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.70% of the average daily net assets of the Fund through September 30, 2017. The Expense Limitation Agreement may not be terminated prior to that date. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Goodwood SMID Long/Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisor Class	200	845	1,515	3,306
Institutional Class	175	770	1,392	3,068

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 580.62 % of the average value of its portfolio .

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Fund's investment advisor, Goodwood Advisors, LLC (the "Advisor"), believes have above-average future growth potential relative to their peers, using risk adjusted metrics as a comparative baseline.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, in small and mid-cap companies (those with market capitalizations of less than $15 billion) traded on any United States stock exchange or over-the-counter market ("Universe"). The Universe is not limited by industry segmentation or sector.

The Advisor generally selects common stocks based on fundamental, bottom up research. The Advisor focuses on those companies it believes have strong business history and prospects for the future; marketable products that stand out in their respective markets; and proven and capable management teams.

The Fund will utilize stop loss thresholds of 20% or less, except in the case where the Advisor feels the threshold has been breached due to abnormal market conditions unrelated in the longer term to the stock in question. The Advisor establishes target valuations which it believes constitute fair value given market conditions, and will generally sell Fund positions when those securities meet that target price range.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:
Common Stock Risk.  Investments by the Fund in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.
Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Small-Cap and Mid-Cap Securities Risk.  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Option Risk. Option transactions in which the Fund expects to engage involve the specific risks described below: the Fund, as writer of an option, may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses on the Fund's investments in options; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker used by the Fund could present risks for the Fund; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.
Sector Risk. Because the Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:
Consumer Discretionary.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending.  These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.
Consumer Staples.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending.  These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability.  The success of food, household, and personal products companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.
Commodities.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.
Energy.  Companies in this sector are affected by supply and demand both for their specific product or service and for energy products in general.  The price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions will likewise affect the performance of these companies. Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.
Financial.  Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.
Healthcare.  Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.
Industrials.  Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.
Materials. Companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses.  Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.  The sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
Real Estate. Companies in this sector are subject to risks related to possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Technology.  The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.
Telecommunications.  These companies may be adversely affected by government regulation of rates of return and services that may be offered.  These companies are also subject to risks related to rapid obsolescence of their products and services resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development.
Utilities.  Companies in this sector are subject to risks related to government regulation.  Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily follow changes in financing costs after a delay, which can adversely affect earnings and dividends when costs are rising.  Utility companies that have experienced deregulation in recent years may be subject to greater competition if they have diversified outside of original geographic regions and traditional lines of business.  In such cases, these companies may earn more than their traditional regulated rates of return, but may also be forced to defend their core business and be less profitable.
Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. Short sales involve both costs and risks. The Fund typically will not own the underlying securities that it sells short and must pay the lender interest on the security it borrows, and the risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Such "naked" short sales expose the Fund to potentially unlimited losses. Government actions also may affect the Fund's ability to engage in short selling.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

PERFORMANCE INFORMATION
The bar chart and tables shown on the next page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Advisor Class Shares from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index. It should be noted that part of the performance reflected below reflects that of the prior investment advisor, Caritas Capital, LLC. The Fund's current advisor, Goodwood Advisors, LLC, assumed responsibility of fund operations on October 31, 2013.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/925.htm.

Advisor Class Shares Calendar Year Returns*

Quarterly Returns*
Highest and Lowest Returns During This Time Period
Highest return for a quarter	12.72%	Quarter ended March 31, 2013
Lowest return for a quarter	-18.60%	Quarter ended September 30, 2015
Year-to-date return as of most recent quarter	3.42%	Quarter ended June 30, 2016

Average Annual Total Returns Periods Ended December 31, 2015 (returns with maximum sales charge)
Average Annual Total Returns - Goodwood SMID Long/Short Fund		Label	Past 1 Year	Since Inception [1]	Inception Date
Advisor Class		Before taxes	(19.26%)	5.10%	Jan. 04, 2010
Advisor Class | After taxes on distributions		After taxes on distributions	(19.33%)	2.24%	Jan. 04, 2010
Advisor Class | After taxes on distributions and sale of shares		After taxes on distributions and sale of shares	(10.80%)	8.06%	Jan. 04, 2010
Institutional Class		Before taxes	(19.02%)	(15.64%)	Jul. 16, 2014
Institutional Class | After taxes on distributions		After taxes on distributions	(19.09%)	(16.09%)	Jul. 16, 2014
Institutional Class | After taxes on distributions and sale of shares		After taxes on distributions and sale of shares	(10.76%)	(12.81%)	Jul. 16, 2014
Russell 2000 Index		Russell 2000 Index (reflects no deductions for fees and expenses)	(7.47%)	10.87%
Russell 3000 Growth Index	[2]	Russell 3000 Growth Index (reflects no deductions for fees and expenses)	5.09%	13.76%
[1]	It should be noted that the performance reflected above reflects that of the prior investment advisor, Caritas Capital, LLC. The Fund's current advisor, Goodwood Advisors, LLC, assumed responsibility of fund operations on October 31, 2013. Advisor Class shares commenced operations on January 4, 2010. Institutional Class shares commenced operations on July 16, 2014 The annual returns would differ only to the extent that the Classes have different expenses.
[2]	In prior prospectuses, the Fund compared its performance against only the Russell 3000 Growth Index. The Advisor believes the Russell 2000 Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the Russell 3000 Growth Index and, therefore, the Russell 2000 Index will replace the Russell 3000 Growthin future comparisons. The S&P Global Broad Market Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.